Bridge Financing, Notes Payable, Accrued Interest and Cash Payment Obligation (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Forfeiture rate
Schedule of outstanding new Bridge Notes
	June 30, 2013	December 31, 2012
Bridge notes payable	$-	$4,342,418
Less unamortized discounts:
VMCO	-	(481,390)
ASID	-	(1,003,359)
Bridge notes payable, net of discounts	$-	$2,857,669

The following table summarizes information relative to the outstanding new Bridge Notes at December 31, 2012 and 2011:

	December 31, 2012	December 31, 2011
Bridge notes payable	$4,342,418	$1,062,500
Less unamortized discounts:
Variable maturity discount	(481,390)	(12,031)
Warrant discount	(1,003,359)	(47,739)
Bridge notes payable, net of discounts	$2,857,669	$1,002,730

Company's discounts to its Bridge Notes

The following table presents details of the Company’s discounts to its Bridge Notes from December 31, 2011 to June 30, 2013:

	VMCO	ASID	Total
December 31, 2011	$(12,031)	$(47,739)	$(59,770)
Additions	(1,409,797)	(3,942,607)	(5,352,404)
Amortization	940,438	2,986,987	3,927,425
December 31, 2012	(481,390)	(1,003,359)	(1,484,749)
Additions	(1,936,191)	(2,678,523)	(4,614,714)
Amortization	2,417,581	3,681,882	6,099,463
June 30, 2013	$-	$-	$-

The following table presents details of the Company’s discounts to its Bridge Notes from December 31, 2010 to December 31, 2012:

	VMCO	ASID	Total
December 31, 2010	$(1,569)	$(267,259)	$(268,828)
Additions	(30,276)	(118,920)	(149,196)
Amortization	19,814	338,440	358,254
December 31, 2011	(12,031)	(47,739)	(59,770)
Additions	(1,409,797)	(3,942,607)	(5,352,404)
Amortization	940,438	2,986,987	3,927,425
December 31, 2012	$(481,390)	$(1,003,359)	$(1,484,749)

Summary of Notes Payable and Accrued Interest

The following table summarizes the Company’s notes payable and accrued interest as of June 30, 2013 and December 31, 2012:

	Notes Payable		Accrued Interest
	June 30, 2013	December 31, 2012	June 30, 2013	December 31, 2012
Bridge notes, net, as discussed above	$-	$2,857,669	$95,404	$261,213

Convertible notes payable, net of discounts	-	2,857,669	95,404	261,213

Unsecured (as amended) note payable due to our Company’s former Chief Executive Officer, interest accrues at the rate of 9% compounded annually, all amounts due and payable December 31, 2008. Currently past due.	20,000	20,000	15,310	13,775

Note payable due to a trust, interest accrues at the rate of 10% per annum, all amounts due and payable December 31, 2006. The Company is negotiating the terms of this note.	-	51,984	-	24,297

Digimark, LLC subordinated promissory note, net, as discussed above.	-	100,000	-	22,083

Notes payable	20,000	171,984	15,310	60,155

Totals	$20,000	$3,029,653	$110,714	$321,368

The following table summarizes the Company’s notes payable and accrued interest as of December 31, 2012 and 2011:

	Notes Payable		Accrued Interest
	12/31/2012	12/31/2011	12/31/2012	12/31/2011
Bridge notes, net, as discussed above	$2,857,669	$1,002,730	$261,213	$95,823

Convertible notes payable, net of discounts	2,857,669	1,002,730	261,213	95,823

Mobivity note, as discussed above	-	310,135	-	-

Unsecured (as amended) note payable due to our Company’s former Chief Executive Officer, interest accrues at the rate of 9% compounded annually, all amounts due and payable December 31, 2008, See Note 12. Currently past due.	20,000	20,000	13,775	10,871

Note payable due to a trust, interest accrues at the rate of 10% per annum, all amounts due and payable December 31, 2006. Currently past due.	51,984	51,984	24,297	19,084

Digimark, LLC secured subordinated promissory note, as discussed above	-	175,000	-	4,648

Digimark, LLC subordinated promissory note, net, as discussed above. Currently past due.	100,000	179,151	22,083	-

Notes payable, net of discounts	171,984	736,270	60,155	34,603

Totals	$3,029,653	$1,739,000	$321,368	$130,426

Interest Expense

The following table summarizes interest expense for the three months ended June 30, 2013 and 2012, and the six months ended June 30, 2013 and 2012:

	Three months ended June30,		Six months ended June 30,
	2013	2012	2013	2012
Amortization of note discounts	$4,799,638	$743,400	$6,134,367	$1,020,749
Amortization of deferred financing costs	-	65,703	-	100,857
Other interest expense	99,555	71,218	212,186	116,893
	$4,899,193	$880,321	$6,346,553	$1,238,499

The following table summarizes interest expense for the years ended December 31, 2012 and 2011:

	Years ended December 31,
	2012	2011
Amortization of note discounts	$3,935,108	$370,810
Amortization of deferred financing costs	263,255	39,958
Other interest expense	361,201	133,447
	$4,559,564	$544,215